Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Summarizes Our Goodwill Activity

Total
Goodwill—December 31, 2022	$2,171,526

Goodwill—September 30, 2023	$2,171,526

Total
Goodwill-January 1, 2021	$—

Acquisition of Demio	2,171,526
Impairment	—

Goodwill-December 31, 2021	2,171,526
Impairment	—

Goodwill-December 31, 2022	$2,171,526